Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per share
	For the three months ended June 30, 2022		For the six months ended June 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$2,629,724	$657,431	$5,738,017	$1,434,504
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,116,305	7,779,076	31,116,305	7,779,076
Basic and diluted net income per ordinary share	$0.08	$0.08	$0.18	$0.18

	For the three months ended June 30, 2021		For the period January 13, 2021 (inception) through June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) per ordinary share:
Numerator:
Allocation of net loss	$(9,292,535)	$(2,323,134)	$(8,560,232)	$(3,375,220)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	31,116,305	7,779,076	18,823,444	7,421,910
Basic and diluted net loss per ordinary share	$(0.30)	$(0.30)	$(0.45)	$(0.45)

	For the period January 13, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net (loss) per ordinary share:
Numerator:
Allocation of net (loss)	$(12,456,056)	$(3,738,606)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	25,360,688	7,611,848
Basic and diluted net (loss) per ordinary share	$(0.49)	$(0.49)